Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 2,275,362	$ 1,896,724
Cost of revenues (exclusive of depreciation and amortization shown below)	1,427,281	1,179,773
Selling, general and administrative expenses	613,335	522,295
Depreciation	26,334	23,631
Amortization of intangible assets	26,658	21,293
Acquisition-related items (note 4)	14,927	3,559
Operating earnings	166,827	146,173
Interest expense, net	11,895	9,190
Other income, net (note 5)	(500)	(2,417)
Earnings before income tax	155,432	139,400
Income tax (note 15)	63,300	47,829
Net earnings	92,132	91,571
Non-controlling interest share of earnings	20,236	20,085
Non-controlling interest redemption increment (note 12)	22,583	3,521
Net earnings attributable to Company	$ 49,313	$ 67,965
Net earnings per common share (note 17)
Continuing operations (Diluted) (in dollars per share)	$ 1.27	$ 1.76
Diluted (in dollars per share)	$ 1.25	$ 1.75